Miller Income Fund
Schedule of Investments (Unaudited)
June 30, 2019
SECURITY	SHARES	VALUE
COMMON STOCKS - 71.3%

COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 1.2%
CenturyLink Inc.	206,000	$2,422,560
Media - 5.1%
National CineMedia Inc.	1,090,000	7,150,400
New Media Investment Group Inc.	292,000	2,756,480
Total Media		9,906,880
TOTAL COMMUNICATION SERVICES		12,329,440

CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 2.2%
Cedar Fair LP	88,500	4,220,565
Specialty Retail - 3.6%
Abercrombie & Fitch Co., Class A Shares	200,000	3,208,000
Chico's FAS Inc.	1,150,000	3,875,500
Total Specialty Retail		7,083,500
TOTAL CONSUMER DISCRETIONARY		11,304,065

CONSUMER STAPLES - 2.7%
Tobacco - 2.7%
British American Tobacco PLC	150,000	5,236,656

ENERGY - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Energy Transfer LP	296,240	4,171,059
NGL Energy Partners LP	475,000	7,015,750
Total Oil, Gas & Consumable Fuels		11,186,809
TOTAL ENERGY		11,186,809

FINANCIALS - 32.9%
Banks - 5.2%
Danske Bank A/S	165,000	2,607,916
Sberbank of Russia PJSC - ADR	500,000	7,640,000
Total Banks		10,247,916
Capital Markets - 23.3%
Apollo Global Management LLC, Class A Shares	356,500	12,227,950
BGC Partners Inc., Class A Shares	1,001,000	5,235,230
Blackstone Group LP/The	196,000	8,706,320
Carlyle Group LP/The	533,800	12,069,218
Greenhill & Co. Inc.	47,000	638,730
Och-Ziff Capital Management Group Inc., Class A Shares	119,500	2,743,720
Total Capital Markets		41,621,168
Mortgage Real Estate Investment Trusts (REITs) - 4.4%
Arlington Asset Investment Corp., Class A Shares	591,700	4,070,896
Chimera Investment Corp.	220,000	4,151,400
Two Harbors Investment Corp.	359,080	4,549,543
Total Mortgage Real Estate Investment Trusts (REITs)		12,771,839
TOTAL FINANCIALS		64,640,923

SECURITY			SHARES	VALUE
INDUSTRIALS - 10.2%
Commercial Services & Supplies - 2.4%
Quad/Graphics Inc.			585,000	$4,627,350
Marine - 2.5%
Seaspan Corp.			500,000	4,905,000
Transportation Infrastructure - 5.3%
Macquarie Infrastructure Corp.			258,000	10,459,320
TOTAL INDUSTRIALS				19,991,670

MATERIALS - 3.8%
Metals & Mining - 3.8%
Alrosa PJSC			4,700,000	6,394,877
Eregli Demir ve Celik Fabrikalari TAS			800,000	1,087,298
Total Metals & Mining				7,482,175
TOTAL MATERIALS				7,482,175

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Washington Prime Group Inc.			575,000	2,196,500
Total Equity Real Estate Investment Trusts (REITs)				2,196,500

UTILITIES - 2.9%
Multi-Utilities - 2.9%
Just Energy Group Inc.			1,308,700	5,627,410

TOTAL COMMON STOCKS (Cost - $135,791,270)				139,995,648
	RATE
PREFERRED STOCK - 2.4%
INDUSTRIALS - 2.4%
Industrial Conglomerates - 2.4%
General Electric Co. (effective 1/21/2021, 3M US LIBOR + 3.33%)(a), 1/21/2021(b)	5.000%		4,830	4,665,683
TOTAL INDUSTRIALS				4,665,683
TOTAL PREFERRED STOCK (Cost $3,826,367)				4,665,683
		MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 23.4%
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 4.5%
CenturyLink Inc.	7.600%	9/15/39	$9,500,000	8,907,200

CONSUMER DISCRETIONARY - 3.2%
Automobiles - 1.8%
Tesla Inc.	5.300%	8/15/25	4,000,000	3,525,000
Diversified Consumer Services - 1.4%
Weight Watchers International Inc.	8.625%	12/1/25	3,000,000	2,760,000
TOTAL CONSUMER DISCRETIONARY				6,285,000

CONSUMER STAPLES - 3.0%
Personal Products - 3.0%
Avon Products Inc., Senior Notes	7.000%	3/15/23	5,746,000	5,875,285

ENERGY - 3.7%
Oil, Gas & Consumable Fuels - 3.7%
Chaparral Energy Inc.	8.750%	7/15/23	9,000,000	5,625,000
Extraction Oil & Gas Inc.	7.375%	5/15/24	2,000,000	1,720,000
Total Oil, Gas & Consumable Fuels				7,345,000
TOTAL ENERGY				7,345,000

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FINANCIALS - 0.9%
Consumer Finance - 0.9%
Curo Group Holdings Corp.	8.250%	9/1/25	$2,000,000	$1,670,000

HEALTH CARE - 2.2%
Pharmaceuticals - 2.2%
Endo Ltd., Senior Notes	6.000%	7/15/23	5,931,000	4,299,975

INFORMATION TECHNOLOGY - 5.9%
Technology Hardware, Storage & Peripherals - 5.9%
Diebold Nixdorf Inc.	8.500%	4/15/24	13,060,000	11,623,400

TOTAL CORPORATE BONDS & NOTES (Cost - $46,231,261)				46,005,860

BANK LOAN ― 1.9%
Consumer Discretionary ― 1.9%
Specialty Retail ― 1.9%

Ascena Retail Group Inc. (1M US LIBOR + 4.50%)(c)	6.938%	8/21/22	5,753,678	3,785,431
TOTAL CONSUMER DISCRETIONARY				3,785,431
TOTAL BANK LOAN (Cost ― $5,280,185)				3,785,431

TOTAL INVESTMENTS - 99.0% (Cost - $191,129,083)				194,452,622
Other Assets in Excess of Liabilities - 1.0%				1,919,329
TOTAL NET ASSETS - 100.0%				$196,371,951

ADR — American Depositary Receipt
(a) Fixed to floating rate. Effective date of change and formula disclosed. Rate disclosed is as of period end.
(b) Callable at any dividend payment on or after date disclosed.
(c) Variable rate security. Reference rate and spread are included in the description.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of (MSCI) Morgan Stanley Capital International Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Notes to Schedule of Investments (unaudited)

Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Miller Value Partners, LLC (the “Adviser”) under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s consolidated investments in each category investment type as of June 30, 2019:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Investments (a)
Common Stocks	$139,995,648	$-	$-	$139,995,648
Preferred Stock	-	4,665,683	-	4,665,683
Corporate Bonds & Notes	-	46,005,860	-	46,005,860
Bank Loan	-	3,785,431	-	3,785,431
Total Investments	$139,995,648	$54,456,974	$-	$194,452,622
(a) See Schedule of Investments for additional detailed categorizations.